Basic and Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic And Diluted Net Loss Per Ordinary Share [Line Items]
Potential dilution share	4,863,926,930	318,122,430	177,699,182